DEVELOPMENT-STAGE RISKS AND LIQUIDITY	12 Months Ended
Dec. 31, 2024
Development-stage Risks And Liquidity
DEVELOPMENT-STAGE RISKS AND LIQUIDITY

NOTE 2. DEVELOPMENT-STAGE RISKS AND LIQUIDITY

The Company has generally incurred losses and negative cash flows from operations since inception. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales from its product candidates currently in development. Management believes that cash of $1,282,995 as of December 31, 2024, the amounts available under the Loan Agreement entered into in June 2024 (as defined in Note 8), and the commitment for an $8,000,000 grant from KRHP LLC, a New Jersey limited liability company (“KRHP”), will allow the Company to have adequate cash and financial resources to operate for at least the next 12 months from the date of issuance of these consolidated financial statements. Subsequent to December 31, 2024, the Company received a grant of $2,000,000 from KRHP and drew $1,000,000 in each of February 2025 and in March 2025 under the Loan Agreement. The grant funding may not be used for repayment of existing debt obligations and does not include any requirement to repay the investor or to issue equity in consideration of the funding. KRHP has committed to provide an additional $8,000,000 of grant funding to the Company to be used towards the Company’s ongoing operational expenses. The grant funding will be used to satisfy the Company’s obligations as they come due through March 31, 2026. The Company does not plan to initiate a clinical trial until additional funding is received.

Management regularly evaluates different strategies to obtain funding for operations for subsequent periods. These strategies may include but are not limited to private placements of securities, licensing and/or marketing arrangements, partnerships with other pharmaceutical or biotechnology companies, and public offerings of securities. The Company may not be able to obtain financing on acceptable terms and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain sufficient funding, the Company could be required to delay, reduce or eliminate research and development programs, product portfolio expansion, or future commercialization efforts, which could adversely affect its business prospects.

Operations since inception have consisted primarily of organizing the Company, securing financing, developing licensed technologies, performing research, conducting pre-clinical studies and a clinical trial, and pursuing and completing the Business Combination. The Company is subject to risks associated with any specialty biotechnology company that requires considerable expenditures for research and development. The Company’s research and development projects may not be successful, products developed may not obtain necessary regulatory approval, and any approved product may not be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS